S000003870 [Member] Expense Example - BlackRock Government Money Market Portfolio - BlackRock Government Money Market Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	$ 745